UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 89.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.1%
Bombardier, Inc., 6.125%, 1/15/23(1)	$935	$947,857
Bombardier, Inc., 7.50%, 12/1/24(1)	7,975	8,403,656
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	4,680	5,036,850
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,058,925
TransDigm, Inc., 5.50%, 10/15/20	3,290	3,339,350
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,464,500
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,123,281
TransDigm, Inc., 6.50%, 5/15/25	7,070	7,282,100

		$56,656,519

Air Transportation — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	$6,995	$7,038,719

		$7,038,719

Automotive & Auto Parts — 0.8%
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	$12,310	$12,802,400
Navistar International Corp., 6.625%, 11/1/25(1)	21,515	22,543,417
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,851	1,891,130
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	2,004	2,071,635

		$39,308,582

Banks & Thrifts — 0.3%
Ally Financial, Inc., 3.50%, 1/27/19	$3,325	$3,344,950
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,609,375
CIT Group, Inc., 5.375%, 5/15/20	861	904,050
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,303,687

		$17,162,062

Broadcasting — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$14,002	$14,772,110
Meredith Corp., 6.875%, 2/1/26(1)	6,775	6,952,844
Netflix, Inc., 5.50%, 2/15/22	8,685	9,227,813
Netflix, Inc., 5.875%, 2/15/25	5,730	6,147,029
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	10,090	10,064,775
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	26,410,617

		$73,575,188

Building Materials — 2.0%
Beacon Escrow Corp., 4.875%, 11/1/25(1)	$9,410	$9,410,000
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	6,215	6,618,975
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	6,970	7,318,500
FBM Finance, Inc., 8.25%, 8/15/21(1)	16,295	17,394,912
HD Supply, Inc., 5.75%, 4/15/24(1)	11,620	12,462,450

Security	Principal Amount (000’s omitted)	Value
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	$11,150	$11,066,375
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	1,840	1,872,347
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	2,695	2,735,425
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	2,385	2,390,963
Jeld-Wen, Inc., 4.875%, 12/15/27(1)	2,385	2,393,944
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,546,488
Standard Industries, Inc., 6.00%, 10/15/25(1)	13,535	14,448,612
USG Corp., 5.50%, 3/1/25(1)	1,695	1,790,344

		$102,449,335

Cable/Satellite TV — 6.8%
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	$6,140	$5,648,800
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	23,010	22,175,887
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,135,788
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,328,875
Cablevision Systems Corp., 5.875%, 9/15/22	15,715	15,911,437
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,948,200
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,558,778
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,639,588
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,677,813
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,092,063
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,039,037
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,945,033
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,883,625
CSC Holdings, LLC, 10.125%, 1/15/23(1)	17,855	20,187,309
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	20,838,830
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,409,469
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,718,134
DISH DBS Corp., 6.75%, 6/1/21	14,092	14,796,600
DISH DBS Corp., 7.75%, 7/1/26	10,115	10,431,094
SFR Group S.A., 6.00%, 5/15/22(1)	23,425	22,941,274
SFR Group S.A., 7.375%, 5/1/26(1)	14,570	14,415,194
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,203,563
UPC Holding B.V., 5.50%, 1/15/28(1)	10,840	10,426,779
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,846,650
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,568,125
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,379,275
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,760,519
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	8,052,891
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,202,522
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	8,180	8,077,750
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	6,485	6,452,575

		$352,693,477

Capital Goods — 0.7%
Anixter, Inc., 5.50%, 3/1/23	$7,020	$7,502,625
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	4,645	4,888,863
Wabash National Corp., 5.50%, 10/1/25(1)	7,065	7,153,312
Welbilt, Inc., 9.50%, 2/15/24	14,780	16,775,300

		$36,320,100

Security	Principal Amount (000’s omitted)	Value
Chemicals — 1.7%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	$5,350	$5,503,812
Chemours Co. (The), 5.375%, 5/15/27	4,285	4,445,688
Chemours Co. (The), 7.00%, 5/15/25	4,665	5,119,837
Olin Corp., 5.00%, 2/1/30	5,390	5,403,475
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	13,495	13,954,505
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,378,375
SPCM S.A., 4.875%, 9/15/25(1)	4,070	4,090,350
Tronox Finance PLC, 5.75%, 10/1/25(1)	5,835	5,980,875
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	10,628,800
Valvoline, Inc., 5.50%, 7/15/24	2,810	2,964,550
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)	6,000	6,210,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	9,540	10,136,250
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,069,500
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,703,125

		$90,589,142

Consumer Products — 0.7%
Central Garden & Pet Co., 6.125%, 11/15/23	$7,150	$7,587,938
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	4,115	4,361,900
Spectrum Brands, Inc., 5.75%, 7/15/25	9,690	10,247,175
Tempur Sealy International, Inc., 5.625%, 10/15/23	3,165	3,275,775
Vista Outdoor, Inc., 5.875%, 10/1/23	9,185	8,932,412

		$34,405,200

Containers — 3.3%
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(4)	$15,425	$16,080,562
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(4)	12,200	12,657,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,600	5,646,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,193,956
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	11,420	11,819,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	23,620	25,472,989
Berry Global, Inc., 6.00%, 10/15/22	10,130	10,598,513
BWAY Holding Co., 5.50%, 4/15/24(1)	14,980	15,560,475
BWAY Holding Co., 7.25%, 4/15/25(1)	10,525	11,011,781
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)	7,210	7,282,100
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,260,891
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,604,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,889,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	4,171	4,238,527
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	5,855	6,239,234

		$173,556,203

Diversified Financial Services — 2.5%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$10,370	$10,681,100
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	6,905	6,974,050
DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	7,610,925
DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	12,661,375
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	7,115	7,346,238
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	9,255	9,555,787
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25(1)	5,685	5,798,700

Security	Principal Amount (000’s omitted)	Value
MSCI, Inc., 5.75%, 8/15/25(1)	$5,390	$5,740,350
Navient Corp., 5.50%, 1/15/19	12,170	12,400,987
Navient Corp., 7.25%, 1/25/22	1,240	1,347,322
Navient Corp., 8.00%, 3/25/20	10,785	11,685,008
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	27,825	27,546,750
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	10,260	10,176,637

		$129,525,229

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,257,250
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,211,918
MDC Partners, Inc., 6.50%, 5/1/24(1)	21,680	21,951,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,738,588

		$46,158,756

Energy — 14.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	$6,145	$6,313,988
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,015	2,123,306
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	3,535	3,636,631
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	3,385	3,520,400
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	4,970	5,219,494
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,781,250
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	8,495	8,792,495
Antero Resources Corp., 5.375%, 11/1/21	11,185	11,492,587
Antero Resources Corp., 5.625%, 6/1/23	7,890	8,205,600
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	19,599,300
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,828,038
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	7,475	7,736,625
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	15,580	16,816,662
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	20,092,878
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	16,110	16,452,337
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,069	2,226,761
Continental Resources, Inc., 4.50%, 4/15/23	8,720	8,850,800
Covey Park Energy, LLC/Covey Park Finance Corp., 7.50%, 5/15/25(1)	8,185	8,655,637
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	28,585	28,942,312
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	11,243	11,636,505
Denbury Resources, Inc., 9.00%, 5/15/21(1)	6,150	6,319,125
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,749,963
Diamondback Energy, Inc., 5.375%, 5/31/25	10,360	10,787,350
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,490,700
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	10,049,100
Energy Transfer Equity, L.P., 5.875%, 1/15/24	12,880	13,974,800
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,779,513
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	5,295	5,314,856
Ensco PLC, 7.75%, 2/1/26	9,540	9,510,187
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	6,990,075
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	5,453,700
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,995	17,033,239
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	4,268,438
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	19,300,432
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,826,625
Gulfport Energy Corp., 6.625%, 5/1/23	5,360	5,547,600

Security	Principal Amount (000’s omitted)	Value
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	$3,935	$4,131,750
Matador Resources Co., 6.875%, 4/15/23	18,470	19,485,850
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	10,510	10,982,950
Murphy Oil Corp., 6.875%, 8/15/24	3,725	3,988,209
Nabors Industries, Inc., 5.75%, 2/1/25(1)	14,780	14,568,942
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,557,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,474,282
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,281,119
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,185,263
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,757,087
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,413,900
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,530,850
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	9,075	9,347,250
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,686,037
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,537,900
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	7,255	7,660,192
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,220,425
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	13,365	13,481,944
Precision Drilling Corp., 6.50%, 12/15/21	1,148	1,176,700
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,721,725
Precision Drilling Corp., 7.75%, 12/15/23	695	748,863
QEP Resources, Inc., 5.625%, 3/1/26	4,755	4,879,010
RSP Permian, Inc., 6.625%, 10/1/22	13,850	14,577,125
SESI, LLC, 7.75%, 9/15/24(1)	1,615	1,740,163
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	12,350	12,504,375
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,906,400
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)(5)	6,790	6,790,000
SM Energy Co., 6.125%, 11/15/22	2,800	2,922,500
SM Energy Co., 6.50%, 11/15/21	11,000	11,288,750
SM Energy Co., 6.50%, 1/1/23	7,385	7,569,625
SM Energy Co., 6.75%, 9/15/26	1,910	2,000,725
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	7,065	7,213,506
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	3,785	3,873,758
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	27,315	27,280,856
Tervita Escrow Corp., 7.625%, 12/1/21(1)	14,195	14,283,719
Transocean, Inc., 7.50%, 1/15/26(1)	5,115	5,337,247
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	12,455	12,268,175
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,909,700
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	6,942,300
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,789,688
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	14,950	15,323,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	18,570	19,266,375
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	7,088,235
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,415,625
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	10,793,562
WPX Energy, Inc., 7.50%, 8/1/20	4,266	4,628,610

		$745,851,826

Entertainment/Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$14,605	$14,258,131

		$14,258,131

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.9%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$10,996,875
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,913,660
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,863,650
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,737,100
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,730,037
Waste Pro USA, Inc., 5.50%, 2/15/26(1)(5)	4,485	4,585,913
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	3,350	3,475,625

		$46,302,860

Food & Drug Retail — 0.2%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	$6,345	$5,694,637
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	6,175	5,897,125

		$11,591,762

Food/Beverage/Tobacco — 2.2%
Dean Foods Co., 6.50%, 3/15/23(1)	$11,215	$11,130,887
Dole Food Co., Inc., 7.25%, 6/15/25(1)	14,120	15,073,100
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,857,825
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	3,325	3,366,563
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	4,755	4,778,775
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	4,510	4,797,783
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,459,619
Post Holdings, Inc., 5.50%, 3/1/25(1)	15,390	15,890,175
Post Holdings, Inc., 5.625%, 1/15/28(1)	11,815	11,789,598
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,455,669
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	19,960,762
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,376,575

		$115,937,331

Gaming — 3.0%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$23,840	$23,723,422
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,980,412
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,105,750
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,846,924
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,116,462
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,978,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	8,765	9,247,075
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	9,451	10,537,865
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	7,980	7,920,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,310,350
MGM Resorts International, 6.00%, 3/15/23	10,070	10,900,775
MGM Resorts International, 6.625%, 12/15/21	6,220	6,793,422
MGM Resorts International, 7.75%, 3/15/22	15,580	17,780,675
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,657	1,752,278
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,465,550
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	7,143,413
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	12,520	3,443,103

		$157,045,926

Security	Principal Amount (000’s omitted)	Value
Health Care — 9.6%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	$16,390	$16,430,975
Centene Corp., 4.75%, 5/15/22	4,335	4,530,075
Centene Corp., 4.75%, 1/15/25	18,525	18,895,500
Centene Corp., 6.125%, 2/15/24	9,335	9,941,775
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	19,215	17,869,950
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	9,090	9,283,163
Envision Healthcare Corp., 5.625%, 7/15/22	5,615	5,741,338
Envision Healthcare Corp., 6.25%, 12/1/24(1)	25,245	26,854,369
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	20,161,969
HCA, Inc., 5.25%, 6/15/26	11,030	11,562,749
HCA, Inc., 5.875%, 2/15/26	13,250	13,895,938
HCA, Inc., 6.50%, 2/15/20	7,235	7,732,406
HCA, Inc., 7.50%, 2/15/22	10,400	11,700,000
Hologic, Inc., 4.375%, 10/15/25(1)	9,520	9,543,800
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,845,180
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	31,170	32,338,875
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,073,481
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	24,850,700
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	58,956,975
Polaris Intermediate Corp., 8.50%, 12/1/22(1)(4)	17,270	18,025,563
Teleflex, Inc., 4.625%, 11/15/27	7,455	7,455,000
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,670,144
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,368,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,157,329
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,232,250
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,453,113
Tenet Healthcare Corp., 8.125%, 4/1/22	18,180	18,827,753
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	4,795	4,863,329
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	11,210	10,150,655
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	10,220	10,734,066
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	20,550	21,905,067
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	19,630	19,752,687
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	11,845	12,196,678
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	26,204,134

		$499,204,986

Homebuilders/Real Estate — 1.8%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$14,085	$14,401,912
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	13,465	13,868,950
Mattamy Group Corp., 6.50%, 10/1/25(1)	9,455	10,010,481
Mattamy Group Corp., 6.875%, 12/15/23(1)	16,460	17,488,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,362,313
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	13,362,286
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	15,227	17,168,436

		$95,663,128

Security	Principal Amount (000’s omitted)	Value
Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,301,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,577,528
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,375,700

		$32,254,728

Insurance — 1.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	$24,315	$25,713,112
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	19,480	20,259,200
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)	11,950	11,964,938
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,302,369

		$70,239,619

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$10,135	$10,477,056
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	22,750	22,920,625
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	9,027,200

		$42,424,881

Metals/Mining — 3.5%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,741,087
Constellium N.V., 5.875%, 2/15/26(1)	9,225	9,432,562
Eldorado Gold Corp., 6.125%, 12/15/20(1)	22,200	21,867,000
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	11,215	11,901,919
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	25,525	27,440,651
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,885,781
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,040,694
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	8,193,900
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	7,215,650
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,502,825
New Gold, Inc., 6.25%, 11/15/22(1)	18,590	19,101,225
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	5,329,800
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)	1,525	1,574,563
Novelis Corp., 5.875%, 9/30/26(1)	11,570	11,946,025
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,368,500
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	11,070	11,651,175
Teck Resources, Ltd., 5.20%, 3/1/42	2,365	2,394,563
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	5,446,438
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,963,644
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,807,937

		$183,805,939

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)	$3,275	$3,324,125

		$3,324,125

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$12,150	$11,982,937
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	882	883,103

		$12,866,040

Security	Principal Amount (000’s omitted)	Value
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,766,525

		$16,766,525

Restaurants — 1.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	$9,095	$9,311,006
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	22,960	23,103,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	27,205	28,191,181
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	15,311,700
IRB Holding Corp., 6.75%, 2/15/26(1)(5)	7,255	7,363,825
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,308,700
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,174,388
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,711,526

		$90,475,826

Services — 4.8%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	$7,750	$8,447,500
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,507,475
Carlson Travel, Inc., 6.75%, 12/15/23(1)	9,120	9,063,000
Carlson Travel, Inc., 9.50%, 12/15/24(1)	7,510	6,984,300
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,731,562
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,696,500
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	9,915	9,840,638
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,770,781
Gartner, Inc., 5.125%, 4/1/25(1)	10,020	10,442,844
Hertz Corp. (The), 5.50%, 10/15/24(1)	5,585	5,030,130
Hertz Corp. (The), 6.25%, 10/15/22	3,020	2,914,300
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,881,250
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	11,407,406
Laureate Education, Inc., 8.25%, 5/1/25(1)	20,445	21,978,375
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	20,962	23,241,617
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,106,069
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,412,798
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,862,600
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	12,045	11,292,188
TMS International Corp., 7.25%, 8/15/25(1)	10,320	10,861,800
United Rentals North America, Inc., 5.50%, 5/15/27	2,245	2,362,863
Vizient, Inc., 10.375%, 3/1/24(1)	17,415	19,678,950
West Corp., 8.50%, 10/15/25(1)	11,900	11,781,000

		$251,295,946

Steel — 0.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	$2,425	$2,503,812
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,620,875
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,874,576
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	5,470	5,880,250
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	1,060	1,189,850

		$27,069,363

Security	Principal Amount (000’s omitted)	Value
Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	$9,275	$9,422,704
Dollar Tree, Inc., 5.75%, 3/1/23	18,530	19,363,850
Hot Topic, Inc., 9.25%, 6/15/21(1)	11,680	11,592,400
L Brands, Inc., 6.875%, 11/1/35	10,130	10,408,575
L Brands, Inc., 8.50%, 6/15/19	12,810	13,866,825
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,769,966
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,869,200
Party City Holdings, Inc., 6.125%, 8/15/23(1)	13,190	13,602,188
PVH Corp., 7.75%, 11/15/23	13,090	15,773,450

		$107,669,158

Technology — 8.6%
Camelot Finance S.A., 7.875%, 10/15/24(1)	$8,395	$8,961,663
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	14,480	14,461,900
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	18,065	19,098,137
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	13,500	14,014,755
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	23,105	25,334,090
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	24,720,429
EIG Investors Corp., 10.875%, 2/1/24	16,060	17,906,900
Entegris, Inc., 4.625%, 2/10/26(1)	9,640	9,724,350
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,792,600
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,654,919
First Data Corp., 7.00%, 12/1/23(1)	37,970	40,082,271
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,230,993
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,885,731
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	8,420	8,630,500
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,598,750
Match Group, Inc., 6.375%, 6/1/24	6,945	7,535,325
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,206,400
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	11,602,237
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	16,675	16,028,844
Seagate HDD Cayman, 4.75%, 1/1/25	4,525	4,498,320
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,289,800
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	17,958,056
Symantec Corp., 5.00%, 4/15/25(1)	7,590	7,759,476
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	7,338,125
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	9,010	9,370,400
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	17,240	17,627,900
Western Digital Corp., 4.75%, 2/15/26(5)	22,420	22,756,300
Western Digital Corp., 7.375%, 4/1/23(1)	18,035	19,680,694
Western Digital Corp., 10.50%, 4/1/24	27,405	32,111,809

		$446,861,674

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,344,620
CenturyLink, Inc., 7.50%, 4/1/24	11,410	11,524,100
CyrusOne, L.P./CyrusOne Finance Corp., 5.375%, 3/15/27	2,355	2,455,088
Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	15,646,594
Equinix, Inc., 5.375%, 5/15/27	7,730	8,135,825
Equinix, Inc., 5.875%, 1/15/26	13,010	13,855,650

Security	Principal Amount (000’s omitted)	Value
Frontier California, Inc., 6.75%, 5/15/27	$2,855	$2,555,225
Frontier Communications Corp., 6.25%, 9/15/21	5,285	4,346,913
Frontier Communications Corp., 6.875%, 1/15/25	9,340	5,884,200
Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,792,175
Frontier Communications Corp., 10.50%, 9/15/22	5,645	4,671,238
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,645,131
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,280,311
Hughes Satellite Systems Corp., 6.625%, 8/1/26	10,660	11,299,600
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	10,495	8,264,812
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	13,455	11,857,219
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,514,725
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	10,025	9,245,055
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,356,956
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,164,550
Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,328,750
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	7,155	7,244,437
SBA Communications Corp., 4.00%, 10/1/22(1)	7,385	7,311,150
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,311,700
Sprint Capital Corp., 6.875%, 11/15/28	10,245	10,616,381
Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,445,000
Sprint Communications, Inc., 7.00%, 8/15/20	14,740	15,593,771
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,420,000
Sprint Corp., 7.125%, 6/15/24	7,445	7,565,981
Sprint Corp., 7.25%, 9/15/21	18,265	19,456,061
Sprint Corp., 7.625%, 2/15/25	14,960	15,558,400
Sprint Corp., 7.875%, 9/15/23	37,055	39,231,981
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,813,260
T-Mobile USA, Inc., 4.75%, 2/1/28	4,465	4,487,325
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,392,950
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	28,372,850
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	7,815	7,961,922
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,229,975
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,378,150

		$362,560,031

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(1)	$5,080	$5,054,600
XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	4,635,208
XPO Logistics, Inc., 6.50%, 6/15/22(1)	15,315	16,000,346

		$25,690,154

Utilities — 2.8%
AES Corp. (The), 5.125%, 9/1/27	$1,195	$1,254,750
AES Corp. (The), 5.50%, 3/15/24	5,981	6,192,129
AES Corp. (The), 5.50%, 4/15/25	2,585	2,701,325
AES Corp. (The), 6.00%, 5/15/26	19,875	21,459,037
Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,136,325
Calpine Corp., 5.75%, 1/15/25	7,170	6,811,500
Dynegy, Inc., 7.375%, 11/1/22	9,265	9,810,709
Dynegy, Inc., 7.625%, 11/1/24	9,410	10,213,614
Dynegy, Inc., 8.00%, 1/15/25(1)	5,605	6,123,463
Dynegy, Inc., 8.125%, 1/30/26(1)	4,470	4,946,279
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,785,625

Security	Principal Amount (000’s omitted)	Value
NRG Energy, Inc., 5.75%, 1/15/28(1)	$10,080	$10,107,216
NRG Energy, Inc., 7.25%, 5/15/26	16,520	18,074,532
NRG Yield Operating, LLC, 5.00%, 9/15/26	10,375	10,478,750
NRG Yield Operating, LLC, 5.375%, 8/15/24	3,680	3,732,624
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,584,531
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	6,882,875
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,625,050

		$144,920,334

Total Corporate Bonds & Notes (identified cost $4,520,111,272)		$4,663,518,805

Senior Floating-Rate Loans — 5.2%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$2,988	$3,026,995
Navistar International Corp., Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	19,155	19,350,534

		$22,377,529

Broadcasting — 0.2%
Meredith Corp., Term Loan, Maturing 1/17/25(7)	$7,910	$8,002,697

		$8,002,697

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,946,741

		$6,946,741

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$23,545	$25,252,012
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	2,890	2,936,963

		$28,188,975

Gaming — 0.4%
Gateway Casinos & Entertainment Limited, Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$2,985	$3,033,506
Lago Resort & Casino, LLC, Term Loan, 11.19%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	16,179	16,017,656

		$19,051,162

Health Care — 0.6%
MPH Acquisition Holdings, LLC, Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing 6/7/23	$4,590	$4,625,338
Press Ganey Holdings, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing 10/21/23	18,029	18,247,307
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	8,598	8,705,787

		$31,578,432

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$7,145	$7,145,177

		$7,145,177

Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.27%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$19,320	$18,189,780
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.06%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	6,013	6,066,851
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	7,045	7,238,737

		$31,495,368

Steel — 0.2%
Big River Steel, LLC, Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,608	$8,705,270

		$8,705,270

Technology — 1.2%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$25,820	$26,067,052
Riverbed Technology, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	3,006	2,968,933
Solera, LLC, Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	12,686	12,792,481
Veritas Bermuda Ltd., Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	21,255	21,401,430

		$63,229,896

Telecommunications — 0.7%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$28,010	$28,967,018
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/14/24(8)	5,420	5,457,262

		$34,424,280

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$2,451	$2,384,845
CEVA Intercompany B.V., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	1,869	1,818,126
CEVA Logistics Canada, ULC, Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	322	313,470
CEVA Logistics US Holdings, Inc., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	2,578	2,507,759

		$7,024,200

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$3,500	$3,543,750

		$3,543,750

Total Senior Floating-Rate Loans (identified cost $268,938,972)		$271,713,477

Convertible Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$4,541	$9,559,558

		$9,559,558

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,572,366
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,803,769

		$25,376,135

Total Convertible Bonds (identified cost $32,614,688)		$34,935,693

Common Stocks — 0.7%

Security	Shares	Value
Consumer Products — 0.0%(9)
HF Holdings, Inc.(10)(11)(12)	3,400	$73,202

		$73,202

Energy — 0.2%
Ascent CNR Corp., Class A(10)(11)(12)	32,029,863	$7,174,689
Nine Point Energy Holdings, Inc.(10)(11)(12)	133,983	988,795
Seven Generations Energy, Ltd., Class A(10)	251,036	3,500,217

		$11,663,701

Gaming — 0.3%
Caesars Entertainment Corp.(10)	1,056,726	$14,741,329
New Cotai Participation Corp., Class B(10)(11)(12)	36	191,700

		$14,933,029

Services — 0.2%
Laureate Education, Inc.(10)	614,646	$8,850,902

		$8,850,902

Total Common Stocks (identified cost $35,832,304)		$35,520,834

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(10)(11)(12)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(11)	11,599,560	$0

		$0

Gaming — 0.4%
PGP Investors, LLC, Membership Interests(10)(11)(12)	38,571	$22,718,572

		$22,718,572

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(11)	$5,610,000	$0

		$0

Total Miscellaneous (identified cost $13,303,125)		$22,718,572

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(13)	90,132,711	$90,141,724

Total Short-Term Investments (identified cost $90,132,711)		$90,141,724

Total Investments — 98.5% (identified cost $4,963,861,072)		$5,122,847,321

Other Assets, Less Liabilities — 1.5%		$76,044,061

Net Assets — 100.0%		$5,198,891,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $2,887,355,651 or 55.5% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(5)	When-issued security.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(8)	Fixed-rate loan.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $757,954.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,560,310	CAD	4,384,344	State Street Bank and Trust Company	4/30/18	$—	$(7,924)

						$—	$(7,924)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At January 31, 2018, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,174,689
HF Holdings, Inc.	10/27/19	3,400	182,613	73,202
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	191,700
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	133,983	7,228,189	988,795

Total Common Stocks			$8,522,302	$8,428,386

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$22,718,572

Total Miscellaneous			$13,303,125	$22,718,572

Total Restricted Securities			$24,753,427	$35,445,174

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $7,924.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,663,518,805	$—	$4,663,518,805
Senior Floating-Rate Loans	—	271,713,477	—	271,713,477
Convertible Bonds	—	34,935,693	—	34,935,693
Common Stocks	27,092,448	—	8,428,386	35,520,834
Convertible Preferred Stocks	—	—	4,298,216	4,298,216
Miscellaneous	—	—	22,718,572	22,718,572
Short-Term Investments	—	90,141,724	—	90,141,724
Total Investments	$27,092,448	$5,060,309,699	$35,445,174	$5,122,847,321

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,924)	$—	$(7,924)
Total	$—	$(7,924)	$—	$(7,924)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018